INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II

AMENDMENT NO. 2

TO THE AMENDED AND RESTATED STATEMENT OF PREFERENCES OF

VARIABLE RATE MUNI TERM PREFERRED SHARES (“VMTP SHARES”)

DATED NOVEMBER 19, 2019

(THE “STATEMENT OF PREFERENCES”)

WHEREAS, pursuant to authority expressly vested in the Board of Trustees of Invesco Advantage Municipal Income Trust II(the “Fund”) by Section 2.1 of the Fourth Amended and Restated Agreement and Declaration of Trust of the Fund, dated as of September 20, 2022, the Board of Trustees of the Fund may transact the Fund’s affairs with respect to the shares of beneficial interest of the Fund;

WHEREAS, the Board of Trustees has determined that it is the best interest of the Fund to extend the Term Redemption Date of the Series 2015/6-VKI VMTP Shares to December 2, 2027, to change the Applicable Spread applicable to such shares, and to make such other changes to the terms and preferences of the VMTP Shares as described herein, and has approved such changes;

WHEREAS, these changes have been consented to in writing by the sole shareholder of the Fund’s Outstanding Series 2015/6-VKI VMTP Shares; and

NOW THEREFORE, the undersigned officer of the Fund hereby certifies as follows:

1. The Board of Trustees of the Fund has adopted resolutions to (a) extend the Term Redemption Date of the Series 2015/6-VKI VMTP Shares to December 2, 2027; (b) change the Applicable Spread applicable to such VMTP Shares; and (c) exempt the VMTP Shares from the provisions of the Delaware Control Beneficial Interest Acquisitions statute.

2. Section 5 of Appendix A to the Statement of Preferences specifically relating to the Series 2015/6-VKI VMTP Shares is deleted in its entirety and replaced with the following:

“Term Redemption Date Applicable to Series. The Term Redemption Date is December 2, 2027, subject to extension pursuant to Section 2.5(a)(ii) of the VMTP Statement.”

3. Effective as of June 1, 2024, the definition of “Applicable Spread” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Applicable Spread” means, with respect to any Rate Period for any Series of VMTP Shares, the percentage per annum set forth opposite the applicable credit rating most recently assigned to such Series by the Rating Agency in the table below on the Rate Determination Date for such Rate Period:

Long-Term Ratings*

Fitch	Applicable Percentage**
AAA to A-	1.23%
BBB+ to BBB-	2.73%
below BBB-	4.23	%***

*	And/or the equivalent ratings of an Other Rating Agency then rating the VMTP Shares utilizing the highest of the ratings of the Rating Agencies then rating the VMTP Shares.
**	Unless an Increased Rate Period is in effect and is continuing, in which case the Applicable Spread shall be 6.23%.
***	To the extent a Rating Event has occurred and is continuing with respect to any Series, as provided in Section 2.5(b)(iii), the Fund shall be required to redeem the VMTP Shares of such Series.

4. Effective as of June 1, 2024, the definition of “Increased Rate” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Increased Rate” means, with respect to any Increased Rate Period for a Series of VMTP Shares, the Index Rate for such Rate Period plus an Applicable Spread of 6.23%.

5. Section 2.6 of the Statement of Preferences is amended by adding the following 2.6(h) at the end thereof:

“(h) Exemption from Delaware Control Beneficial Interest Acquisition Provisions. All VMTP Shares Outstanding as of March 17, 2023 and the acquisition thereof by the Holder(s) or Beneficial Owner(s) thereof or any other Person(s), including any transfer and acquisition after March 17, 2023, will be exempt from Subchapter III of the Delaware Statutory Trust Act.”

6. Section 10 of Appendix A to the Statement of Preferences is amended by adding the following:

“‘Optional Redemption Premium’ means, with respect to each Series 2015/6 VKI VMTP Share to be redeemed at the option of the Fund, an amount equal to:

(A) 1.00% if redeemed prior to June 1, 2025, except that such call premium will be 0.00% if the redemption is pursuant to and based upon a reasonable belief or expectation by the Adviser that the redemption will materially reduce the Fund’s common stock trading discount to net asset value; or

(B) 0.00% if redeemed on or after June 1, 2025.”

7. Any capitalized terms used herein but not defined herein shall have the meanings given to such capitalized terms in the Statement of Preferences.

8. Except as amended hereby, the Statement of Preferences remains in full force and effect.

9. An original copy of this amendment shall be lodged with the records of the Fund and filed in such places as the Board of Trustees deems appropriate.

[Signature Page Follows]

Dated this 1st day of June, 2024

INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II

By:	/s/ Alissa Clare
Name: Alissa Clare
Title: Assistant Secretary